FAIR VALUE MEASUREMENTS - Contingent Guarantee (Details) - USD ($)		3 Months Ended		6 Months Ended
	Feb. 07, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Feb. 09, 2024
FAIR VALUE MEASUREMENTS
Value of founder shares transferred to cover cash deficit	$ 6,000,000
Contingent guarantee			$ 3,256,863	$ 3,256,863	$ 3,256,863
Value of shares issued as payment towards contingent guarantee		$ 1,210,290
Repayment obligation of contingent guarantee		2,886,347
Change in fair value, contingent guarantee		$ 839,775	$ 3,256,863	$ 3,256,863